Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

Note 17.Leases

The Group has historically entered into a number of lease arrangements under which it is the lessee. As at December 31, 2025, the Group’s operating leases relate to premises and office equipment. The Group does not sublease. All of our operating leases include multiple optional renewal periods which are not reasonably certain to be exercised.

During the year ended December 31, 2025, the Group completed few sale and leaseback transactions involving IT equipment. Each transaction met the criteria for a sale under ASC 606, and accordingly, the Group derecognized the assets sold and recognized a right- of-use asset and lease liability in accordance with ASC 842. The leaseback arrangement is classified as a finance lease.

During the years 2025, 2024, and 2023, the Group recognized rent expenses associated with its leases as follows:

	12 months ended December 31,
USD’000	2025	2024	2023
Finance lease cost:
Amortization of right-of-use assets	37	—	—
Interest on lease liabilities	2	—	—
Operating lease cost:
Fixed rent expense	842	665	668
Variable lease cost	72	—	—
Short-term lease cost	—	—	—
Net lease cost	953	665	668
Lease cost - Cost of sales	—	—	—
Lease cost - General & administrative expenses	953	665	668
Net lease cost	953	665	668

In the years 2025 and 2024, the Group had the following cash and non-cash activities associated with our leases:

	As at December 31,	As at December 31,
USD’000	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	919	657
Financing cash flows from finance leases	39	—
Non-cash investing and financing activities:
Net lease cost	953	665
Additions to ROU assets obtained from:
New operating lease liabilities	6,312	62
New finance lease liabilities	157	—

The following table provides details of right-of-use assets and lease liabilities as at December 31, 2025 and December 31, 2024:

	As at December 31,	As at December 31,
USD’000	2025	2024
Right-of-use assets:
Operating leases	6,366	1,502
Finance leases	126	—
Total right-of-use assets	6,492	1,502
Lease liabilities:
Operating leases	6,468	1,460
Finance leases	129	—
Total lease liabilities	6,597	1,460

As of December 31, 2025, future minimum annual lease payments were as follows:

	USD’000	USD’000	USD’000
Year	Operating	Finance	Total
2026	1,213	60	1,273
2027	892	45	937
2028	885	29	914
2029	884	1	885
2030 and beyond	3,698	—	3,698
Total future minimum operating and short-term lease payments	7,572	135	7,707
Less effects of discounting	(1,104)	(6)	(1,110)
Lease liabilities recognized	6,468	129	6,597

As of December 31, 2025 the weighted-average remaining lease term was 7.84 years for operating leases and 2.47 years for finance leases.

As leases do not provide an implicit rate, the Group calculated an estimate rate based upon the estimated incremental borrowing rate of the Group. The weighted average discount rate associated with operating lease as of December 31, 2025 was 3.77%. The weighted average discount rate associated with finance lease as of December 31, 2025 was 3.37%.